Goodwill and Intangible Assets - Intangible Assets by Business Segment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Roll Forward]
Beginning Balance		$ 4,127	$ 4,452
Acquisitions/dispositions		0
Amortization		(261)	(298)	$ (342)
Foreign currency translation		(24)	(27)
Ending Balance		3,842	4,127	4,452
Investment Management
Intangible Assets [Roll Forward]
Beginning Balance	[1]	1,911	2,047
Acquisitions/dispositions	[1]	9
Amortization	[1]	(97)	(118)
Foreign currency translation	[1]	(16)	(18)
Ending Balance	[1]	1,807	1,911	2,047
Investment Services
Intangible Assets [Roll Forward]
Beginning Balance		1,355	1,538
Acquisitions/dispositions		0
Amortization		(162)	(175)
Foreign currency translation		(7)	(8)
Ending Balance		1,186	1,355	1,538
Other
Intangible Assets [Roll Forward]
Beginning Balance	[1]	861	867
Acquisitions/dispositions	[1]	(9)
Amortization	[1]	(2)	(5)
Foreign currency translation	[1]	(1)	(1)
Ending Balance	[1]	$ 849	$ 861	$ 867

[1]	Includes the reclassification of intangible assets associated with Meriten from Investment Management to the Other segment.